Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provisions by Class

US dollar	Restructuring	Disputes	Other	Total

Balance at 1 January 2017 as reported	232	1 592	454	2 278
Adjustments	—	(126)	394	268
Balance at 1 January 2017 as adjusted	232	1 466	848	2 546
Effect of changes in foreign exchange rates	15	20	38	73
Acquisitions through business combinations	—	—	—	—
Provisions made	88	185	35	308
Provisions used	(186)	(135)	(99)	(419)
Provisions reversed	(2)	(160)	2	(160)
Other movements	6	7	39	52

Balance at 31 December 2017	153	1 383	864	2 400

Million US dollar	Restructuring	Disputes	Other	Total

Balance at 1 January 2016	157	733	7	897
Effect of changes in foreign exchange rates	(9)	9	(3)	(3)
Acquisitions through business combinations	216	703	616	1 535
Provisions made	100	483	17	600
Provisions used	(228)	(274)	(6)	(508)
Provisions reversed	(3)	(63)	(27)	(93)
Other movements	(1)	1	(150)	(150)

Balance at 31 December 2016 as reported	232	1 592	454	2 278

Summary of Provisions are Expected to Be Settled Within the Following Time Windows

The provisions are expected to be settled within the following time windows:

Million US dollar	Total	< 1 year	1-2 years	2-5 years	> 5 years

Restructuring	153	69	22	60	2

Disputes
Income and indirect taxes	701	138	464	57	42
Labor	135	37	7	85	6
Commercial	44	16	19	6	3
Excise duties	59	—	6	53	—
Other disputes	444	30	296	117	1

	1 383	221	792	318	52

Other provisions	864	595	6	263	—

Total provisions	2 400	885	820	641	54